ACCRUED LIABILITIES AND OTHER PAYABLE	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLE

NOTE – 9 ACCRUED LIABILITIES AND OTHER PAYABLE

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD

Accrued audit fee	$730,388	$858,000	$110,000
Amount due to RAL*	2,485,585	439,515	56,348
Accrued consultancy fee	165,325	-	-
Accrued professional service fees	476,179	1,869,230	239,646
Other accrued expenses	44,622	346,219	44,388

Total:	$3,902,099	$3,512,964	$450,382

*	Roma Appraisals Limited (the “RAL”) was no longer a related party of the Company after the reorganization in July 2022.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2022, 2023 AND 2024